Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
OPERATING ACTIVITIES
Net income	¥ 210,086	$ 32,432	¥ 161,760	¥ 95,643
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Compensation expenses associated with stock options	17,653	2,725	23,598	45,317
Changes in operating assets and liabilities:
Other receivables	7,222	1,115	14,700	16,710
Net cash generated from (used in) operating activities	281,304	43,426	261,649	185,945
Cash flows from investing activities
Net cash generated from (used in) investing activities	(1,131,551)	(174,681)	(445,395)	(419,308)
Cash flows from financing activities:
Proceeds on exercise of stock options	1,518	234	3,183
Repurchase ordinary shares	(6,276)	(969)
Net cash generated from (used in) financing activities	(143,708)	(22,185)	(7,817)	3,350
Net increase (decrease) in cash and cash equivalents	(993,955)	(153,440)	(191,563)	(230,013)
Cash and cash equivalents at beginning of year	2,103,068	324,658	2,288,623	2,525,618
Effect of exchange rate changes on cash and cash equivalents	6,153	949	6,008	(6,982)
Cash and cash equivalents at end of year	1,115,266	172,167	2,103,068	2,288,623
Parent Company [Member]
OPERATING ACTIVITIES
Net income	210,086	32,432	161,760	95,643
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Equity in earnings of subsidiaries	(214,012)	(33,038)	(180,487)	(139,429)
Compensation expenses associated with stock options	17,653	2,725	23,598	44,904
Changes in operating assets and liabilities:
Other receivables	(213,510)	(32,959)	39,810	1,212
Other payables	1,879	291	(42,379)	(582)
Net cash generated from (used in) operating activities	(197,904)	(30,549)	2,302	2,161
Cash flows from investing activities
(Increase) decrease in investment in subsidiaries	55,363	8,546	29,853	(34,102)
Advances from (to) subsidiaries	136,788	21,116	(43,110)	37,337
Disposal of subsidiaries				(1,532)
Net cash generated from (used in) investing activities	192,151	29,662	(13,257)	1,703
Cash flows from financing activities:
Proceeds on exercise of stock options	1,518	234	3,183
Repurchase ordinary shares	(6,276)	(969)
Net cash generated from (used in) financing activities	(4,758)	(735)	3,183
Net increase (decrease) in cash and cash equivalents	(10,511)	(1,622)	(7,772)	3,864
Cash and cash equivalents at beginning of year	9,707	1,499	11,471	14,589
Effect of exchange rate changes on cash and cash equivalents	6,153	949	6,008	(6,982)
Cash and cash equivalents at end of year	¥ 5,349	$ 826	¥ 9,707	¥ 11,471